Consolidated Statements of Changes in Shareholders' Deficiency - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Shares Capital [Member]
Balance	CAD 26,090,118	CAD 26,050,118	CAD 26,050,118
Balance, shares	29,299,513	27,299,513	27,299,513
Loss for the year
Common shares issued for debenture settlement		CAD 40,000
Common shares issued for debenture settlement, shares		2,000,000
Balance	CAD 26,090,118	CAD 26,090,118	CAD 26,050,118
Balance, shares	29,299,513	29,299,513	27,299,513
Reserves Equity-settled Share-based Payments
Balance	CAD 592,011	CAD 592,011	CAD 592,011
Loss for the year
Common shares issued for debenture settlement
Balance	592,011	592,011	592,011
Accumulated Deficit [Member]
Balance	(29,548,511)	(29,641,060)	(28,230,738)
Loss for the year	(199,953)	92,549	(1,410,322)
Common shares issued for debenture settlement
Balance	(29,748,464)	(29,548,511)	(29,641,060)
Balance	(2,866,382)	(2,998,931)	(1,588,609)
Loss for the year	(199,953)	92,549	(1,410,322)
Common shares issued for debenture settlement		40,000
Balance	CAD (3,066,335)	CAD (2,866,382)	CAD (2,998,931)